Deferred government incentive (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2024	Aug. 31, 2024	Aug. 31, 2023	Nov. 03, 2023
Deferred Government Incentive
Accrued receivable	$ 86,937		$ 86,937			$ 93,226
Government based incentive	21,301	$ 29,109	48,518	$ 80,334	$ 80,334	97,646	$ 591,480
Deferred government grant	$ 411,069		$ 411,069			$ 491,251	$ 699,627	$ 491,251